Preferred Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 30, 2000	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Feb. 09, 2024	Aug. 10, 2023
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01		$ 0.01	$ 0.0001
Series G Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Authorized		1,800		1,800
Temporary Equity, Shares Outstanding				168
Series H Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 1,000
Temporary Equity, Shares Outstanding			168
Conversion of Stock, Shares Converted		710	12,748
Debt Instrument, Convertible, Conversion Price						$ 7.26
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Authorized		23,000		23,000
Temporary Equity, Shares Outstanding				0
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding	168.496	0	14,356
Sale of Stock, Number of Shares Issued in Transaction	1,800
Conversion of Stock, Shares Converted	1,631.504
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Series G Preferred Stock [Member] | Original Investor [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding		168.496
Preferred Stock, Liquidation Preference, Value		$ 168
Temporary Equity, Liquidation Preference Per Share		$ 1,000